Business Combination - Summary of Business Combination (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
SG Safety Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Date	May 31, 2018
Purchase consideration	₩ 27,544	₩ 27,570
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Date	Sep. 30, 2018
Purchase consideration	₩ 8,160
KTMOS Nambu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Date	Sep. 30, 2018
Purchase consideration	₩ 6,310
CJ Digital Music Co., Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Date	Oct. 10, 2018
Purchase consideration	₩ 50,948